S000066841 [Member] Expense Example - Western Asset Premier Institutional U.S. Treasury Reserves	Aug. 31, 2025 USD ($)
Premium Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	306
Capital Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 340